Subsequent Event	12 Months Ended
Dec. 31, 2021
Subsequent Event.
Subsequent Event

21. Subsequent Event

On March 30, 2022, the Group approved to grant a share award of 9,621,477 Class A Ordinary Shares to Mr. Zhou (the “CEO Award Shares”). Mr. Zhou has undertaken and covenanted that, unless and until the performance results targets set by the audit committee of the Board have been met, (a) he (including any intermediary through which he holds the CEO Award Shares) shall not offer, pledge, sell, contract to sell, lend, or otherwise transfer or dispose of, directly or indirectly, any interest in the CEO Award Shares; and (b) he will cast votes of all of the CEO Award Shares at shareholder meetings of the Company or with respect to written resolution of shareholders of the Company in the manner consistent with the views and suggestions of the Board, which shall be determined in the best interest of the Company; he will abstain from voting if no such view or suggestion is formulated by the Board as a whole. In addition, the options granted to Mr. Zhou in December 2020 was approved to be fully vested on March 30, 2022.